Offsetting Assets and Liabilities	6 Months Ended
Sep. 30, 2024
Text Block [Abstract]
Offsetting Assets and Liabilities
22.	Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2024 and September 30, 2024 are as follows.
March 31, 2024

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥72,986	¥(47,496)	¥25,490	¥0	¥0	¥25,490

Total assets	¥72,986	¥(47,496)	¥25,490	¥0	¥0	¥25,490

Derivative liabilities	¥95,686	¥(47,496)	¥48,190	¥(13,653)	¥(9,425)	¥25,112

Total liabilities	¥95,686	¥(47,496)	¥48,190	¥(13,653)	¥(9,425)	¥25,112

September 30, 2024
	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥63,075	¥(29,924)	¥33,151	¥0	¥(6,942)	¥26,209

Total assets	¥63,075	¥(29,924)	¥33,151	¥0	¥(6,942)	¥26,209

Derivative liabilities	¥85,690	¥(29,924)	¥55,766	¥(3,269)	¥(15,184)	¥37,313

Total liabilities	¥85,690	¥(29,924)	¥55,766	¥(3,269)	¥(15,184)	¥37,313

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.